Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

On January 6, 2023, the Company entered into a loan agreement with Bank of Beijing to borrow approximately $0.4 million (RMB3.0 million) as working capital for one year, with a maturity date of January 6, 2024. The loan bears a fixed interest rate of 4.3% per annum. The loan was guaranteed by the CEO and the family member of the CEO.

On February 14, 2023, the Company entered into a loan agreement with Bank of Rizhao to borrow approximately $0.1 million (RMB1.0 million) as working capital for one year, with a maturity date of February 14, 2024. The loan bears a fixed interest rate of 5.5% per annum. The loan was guaranteed by the CEO and the family members of the CEO.

On March 9, 2023, the Company entered into a loan agreement with Industrial and Commercial Bank of China to borrow approximately $0.7 million (RMB4.5 million) as working capital for one year, with a maturity date of March 8, 2024. The loan bears a fixed interest rate of 4.35% per annum. The loan was guaranteed by the family members of the CEO.

On March 20, 2023, the Company entered into a loan agreement with Zhongjin Jiarun (Beijing) Jewellery Co., Ltd., a third party, to borrow approximately $0.7 million (RMB5.0 million) as working capital for one year, with a maturity date of March 20, 2024. The loan bears a fixed interest rate of 7.0% per annum.

On April 21, 2023, Hongli Shandong entered an entrusted loan agreement with Bank of Weifang (the “Entrustee”) and WFOE (the “Entruster”) to borrow approximately $7.2 million (RMB49.8 million) as working capital for three years, with a maturity date of April 20, 2026. The loan bears a fixed interest rate of 2.0% per annum. The loan is required to be repaid in 6 semi-annually instalment payments within the loan terms. Each payment of the first five instalments is $1,450 (RMB10,000) and the final instalment is approximately $7.2 million (RMB49.75 million).

On April 23, 2023, the Company entered into a loan agreement with Bank of Weifang to borrow approximately $1.45 million (RMB10.0 million) as working capital for three years, with a maturity date of April 22, 2026. The loan bears a fixed interest rate of 4.0% per annum. The loan is required to be repaid in 6 semi-annually instalment payments within the loan terms. Each payment of the first five instalments is approximately $0.01 million (RMB0.1 million) and the final instalment is approximately $1.4 million (RMB9.5 million). The loan is guaranteed by the CEO, the family members of the CEO, and Jiekenuosen (Shandong) Lubricating Oil Technology Co., Ltd., a related-party that is controlled by the family member of the CEO.

On April 28, 2023, the Company entered into a loan agreement with Rural Commercial Bank of Shandong to borrow approximately $2.0 million (RMB14.0 million) as working capital for three years, with a maturity date of April 27, 2026. The loan bears a fixed interest rate of 4.1% per annum. The loan is required to make the first instalment payment in June 2023, then 5 semi-annually instalment payments within the remaining term of the loan, and the last instalment to be paid at the maturity date. Each payment of the first six instalments is $1,450 (RMB10,000) and the final instalment is approximately $2.0 million (RMB13.94 million). The loan was guaranteed by the CEO and the family members of the CEO. In addition, the Company pledged its properties as collaterals to secure this loan.

In April 2023, to repay the long-term bank loan from Bank of Weifang, the Company borrowed an aggregate of approximately $4.1 million (approximately RMB 28.0 million) from Jie Liu, the CEO of the Company. The borrowings are unsecured, non-interest bearing, and due on demand. As of the date of this annual report, approximately $2.8 million (approximately RMB 19.3 million) has been returned to Jie Liu, and the remaining balance is expected to be repaid before December 31, 2023.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2022 to the filing date of these consolidated financial statements, and has determined that, there are no additional material subsequent events to disclose in these consolidated financial statements other than as disclosed above.